Expense Example, No Redemption - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Diversified International Fund - Class A
Expense Example, No Redemption:
1 Year	$ 688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor Diversified International Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,059
Fidelity Advisor Diversified International Fund - Class M
Expense Example, No Redemption:
1 Year	490
3 Years	787
5 Years	1,104
10 Years	2,003
Fidelity Advisor Diversified International Fund - Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor Diversified International Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954